General and administrative expenses	12 Months Ended
Dec. 31, 2024
General and administrative expenses
General and administrative expenses
24.	General and administrative expenses

	2024	2023
	($)	($)
Salaries and benefits	8,392	14,278
Share-based compensation	3,515	7,735
Insurance	4,738	5,131
Depreciation	301	220
Legal and other consulting fees	6,822	8,941
Regulatory and listing fees	642	1,298
Other	2,904	2,467
	27,314	40,070